Fair Value Measurements of Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of oil and natural gas properties						$ 9,312,000	$ 24,721,000
Proved Properties
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of oil and natural gas properties	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9,300,000	$ 24,700,000
Unproved Properties
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of oil and natural gas properties	$ 10,000,000	$ 100,000	$ 10,700,000	$ 100,000